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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2000
                                               -------------------

Check here if Amendment [  ]; Amendment Number: _____

This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ulysses Offshore Fund, Ltd.
           --------------------------------------------------------------
Address:   Harbour Centre, 2nd Floor, P.O. Box 896
           --------------------------------------------------------------
           George Town, Grand Cayman, Cayman Islands, B.W.I.
           --------------------------------------------------------------

Form 13F File Number:  28-6860
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ulysses Management Offshore, LLC by Joshua Nash, Manager
         --------------------------------------------------------------
Title:   Manager
         --------------------------------------------------------------
Phone:   212-455-6200
         --------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Joshua Nash                     New York, NY                    2/14/01
---------------------               ------------                    -------
(Signature)                         (City, State)                    (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                     0
                                            ---------------------------
Form 13F Information Table Entry Total:                21
                                            ---------------------------
Form 13F Information Table Value Total:     $        76,131
                                            ---------------------------
                                                (in thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

                           ULYSSES OFFSHORE FUND, LTD.
                                 S.E.C. FORM 13F
                       FOR QUARTER ENDED DECEMBER 31, 2000
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
                                                                                                    ITEM 6:
                                                                        ITEM 5:              INVESTMENT DISCRETION
                               ITEM 2:       ITEM 3:      ITEM 4:      Shares or                 (b) Shares              ITEM 7:
         ITEM 1:               Title of       Cusip         Fair       Principal                 as Defined  (c) Shared  Managers
      Name of Issuer            Class         Number    Market Value    Amount         (a) Sole  in Instr. V    Other    See Instr.
-----------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA CORP.        COM LIB GRP A    001957208       5,829,163     429,800          X
ALUMINUM CO OF AMERICA     COMMON STOCK     013817101         341,700      10,200          X
BERKSHIRE HATHAWAY CL B    CL B             084670207       7,297,400       3,100          X
ML BROADBAND HLDRS         DEPOSITORY RCPT  11130P104       1,539,928      33,800 CALL     X
C CUBE MICROSYSTEMS        COMMON STOCK     12501N108       1,658,494     134,700          X
CABLEVISION SYSTEMS        CL A             12686C109       5,393,531      63,500          X
CONSECO INC                COMMON STOCK     208464107       4,466,134     338,600 PUT      X
FIRSTAR CORP               COMMON STOCK     33763V109       1,964,625      84,500          X
FLEETBOSTON FINC           COMMON STOCK     339030108       1,908,175      50,800          X
GILLETTE CO.               COMMON STOCK     375766102       1,221,025      33,800          X
HOME DEPOT                 COMMON STOCK     437076102       2,709,269      59,300          X
LIBERTY DIGITAL INC.       CL A             530436104         335,644      66,300          X
MERCK & CO                 COMMON STOCK     589331107      12,676,148     135,400 PUT      X
NASDAQ 100 SHARES UNIT SER UNIT SER 1       631100104       2,959,613      50,700          X
NEWS CORP.LTD.PFD.         SP ADR PFD       652487802      12,845,625     442,000          X
PACIFICARE HEALTH SYS DEL  COMMON STOCK     695112102       1,549,500     103,300 PUT      X
SEMICONDUCTOR HLDRS TR     DEP RCPT         816636203       5,385,100     109,900 CALL     X
STILLWELL FINANCIAL        COMMON STOCK     860831106       1,336,931      33,900          X
SUN MICROSYSTEMS           COMMON STOCK     866810104       2,358,225      84,600 CALL     X
UNIONBANCAL CORP           COMMON STOCK     908906100         488,469      20,300          X
WACHOVIA CORP              COMMON STOCK     929771103       1,865,813      32,100          X


                                        ITEM 8:
                                VOTING AUTHORITY SHARES

         ITEM 1:
      Name of Issuer       (a) Sole    (b) Shared   (c) None
---------------------------------------------------------------
LIBERTY MEDIA CORP.            X
ALUMINUM CO OF AMERICA         X
BERKSHIRE HATHAWAY CL B        X
ML BROADBAND HLDRS             X
C CUBE MICROSYSTEMS            X
CABLEVISION SYSTEMS            X
CONSECO INC                    X
FIRSTAR CORP                   X
FLEETBOSTON FINC               X
GILLETTE CO.                   X
HOME DEPOT                     X
LIBERTY DIGITAL INC.           X
MERCK & CO                     X
NASDAQ 100 SHARES UNIT SER     X
NEWS CORP.LTD.PFD.             X
PACIFICARE HEALTH SYS DEL      X
SEMICONDUCTOR HLDRS TR         X
STILLWELL FINANCIAL            X
SUN MICROSYSTEMS               X
UNIONBANCAL CORP               X
WACHOVIA CORP                  X
